RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) - USD ($)	3 Months Ended		4 Months Ended	6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Oct. 30, 2020	Aug. 25, 2020
Balance Sheet
Warrant liabilities			$ 47,506,670		$ 37,573,340
Total Liabilities	$ 46,083,912		47,635,628	$ 46,083,912	37,573,340
Additional paid-in capital	23,750		15,848,758	23,750	5,786,600
Accumulated deficit	(45,481,339)		(10,850,513)	(45,481,339)	(788,441)
Stockholders' equity	(45,456,339)	$ (48,723,289)	5,000,006	(45,456,339)		$ 0
Statement of Operations
Expensed offering costs			545,873
Loss on sale of private placement warrants			(240,000)
Change in fair value of warrant liabilities	7,053,334		(9,933,330)	9,280,003
Net loss	3,252,607	(2,418,806)	(10,850,513)	833,801
Cash flows from operating activities
Net loss	3,252,607	$ (2,418,806)	(10,850,513)	833,801
Adjustments to reconcile net income to net cash used in operating activities:
Expensed offering costs on issuance of Public Warrants			545,873
Loss on sale of private placement warrants			240,000
Change in fair value of warrant liabilities	$ (7,053,334)		9,933,330	$ (9,280,003)
Supplemental disclosures of non-cash investing and financing activities:
Initial classification of warrant liabilities			$ 37,573,340
Public warrants
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrants outstanding	16,666,667		16,666,667	16,666,667
Private Placement Warrants
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrants outstanding			8,000,000
Restatement of warrants as derivative liabilities | Public warrants
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrants outstanding			16,666,667
Restatement of warrants as derivative liabilities | Private Placement Warrants
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrants outstanding			8,000,000
Restatement of warrants as derivative liabilities | As Previously Reported
Balance Sheet
Total Liabilities			$ 128,958
Additional paid-in capital			5,130,030		5,001,103
Accumulated deficit			(131,310)		(2,568)
Stockholders' equity			5,000,006
Statement of Operations
Net loss			(131,310)
Cash flows from operating activities
Net loss			(131,310)
Restatement of warrants as derivative liabilities | Adjustment
Balance Sheet
Warrant liabilities			47,506,670		37,573,340
Total Liabilities			47,506,670		37,573,340
Additional paid-in capital			10,718,728		785,497
Accumulated deficit			(10,719,203)		(785,873)
Statement of Operations
Expensed offering costs			545,873
Loss on sale of private placement warrants			(240,000)
Change in fair value of warrant liabilities			(9,933,330)
Net loss			(10,719,203)
Cash flows from operating activities
Net loss			(10,719,203)
Adjustments to reconcile net income to net cash used in operating activities:
Expensed offering costs on issuance of Public Warrants			545,873
Loss on sale of private placement warrants			240,000
Change in fair value of warrant liabilities			9,933,330
Supplemental disclosures of non-cash investing and financing activities:
Initial classification of warrant liabilities			37,573,340
Class A Common Stock
Balance Sheet
Common stock, $0.0001 par value; 155,000,000 shares authorized; 52,229,481 shares issued and outstanding as of June 30, 2021 and 143,677,090 shares authorized; 51,321,752 shares issued and outstanding as of December 31, 2020			511		411
Class A Common Stock | Restatement of warrants as derivative liabilities | As Previously Reported
Balance Sheet
Common stock, $0.0001 par value; 155,000,000 shares authorized; 52,229,481 shares issued and outstanding as of June 30, 2021 and 143,677,090 shares authorized; 51,321,752 shares issued and outstanding as of December 31, 2020			36		35
Class A Common Stock | Restatement of warrants as derivative liabilities | Adjustment
Balance Sheet
Common stock, $0.0001 par value; 155,000,000 shares authorized; 52,229,481 shares issued and outstanding as of June 30, 2021 and 143,677,090 shares authorized; 51,321,752 shares issued and outstanding as of December 31, 2020			475		376
Common Class A subject to possible redemption
Balance Sheet
Class A common stock, $0.0001 par value, subject to possible redemption; 50,000,000 and 44,885,287 shares at redemption value at June 30, 2021 and December 31, 2020, respectively			$ 448,852,870		458,914,940
Statement of Operations
Net loss per share, basic and diluted	$ 0.00		$ 0.00	$ 0.00
Common Class A subject to possible redemption | Restatement of warrants as derivative liabilities | As Previously Reported
Balance Sheet
Class A common stock, $0.0001 par value, subject to possible redemption; 50,000,000 and 44,885,287 shares at redemption value at June 30, 2021 and December 31, 2020, respectively			$ 496,359,540		496,488,280
Common Class A subject to possible redemption | Restatement of warrants as derivative liabilities | Adjustment
Balance Sheet
Class A common stock, $0.0001 par value, subject to possible redemption; 50,000,000 and 44,885,287 shares at redemption value at June 30, 2021 and December 31, 2020, respectively			(47,506,670)		$ (37,573,340)
Non-Redeemable Common Class A and B
Statement of Operations
Net loss			$ (10,850,513)
Net loss per share, basic and diluted			$ (0.62)
Cash flows from operating activities
Net loss			$ (10,850,513)
Non-Redeemable Common Class A and B | Restatement of warrants as derivative liabilities | As Previously Reported
Statement of Operations
Net loss per share, basic and diluted			$ (0.01)
Non-Redeemable Common Class A and B | Restatement of warrants as derivative liabilities | Adjustment
Statement of Operations
Net loss per share, basic and diluted			$ (0.61)